Financial instruments - Credit Risk (Details) - Trade accounts receivable - CAD ($) $ in Thousands	Sep. 30, 2019	Sep. 30, 2018
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ 979,728	$ 1,126,772
Cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	984,202	1,131,524
Cost | Not past due
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	793,387	951,277
Cost | Past due 1-30 days
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	96,106	109,668
Cost | Past due 31-60 days
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	23,125	27,806
Cost | Past due 61-90 days
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	17,392	17,005
Cost | Past due more than 90 days
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	54,192	25,768
Allowance for doubtful accounts
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ (4,474)	$ (4,752)